Share Capital and Reserves - Summary of Share Capital (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Issue of scrip shares in lieu of cash dividends	1,841,430	2,563,542	6,544,869
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorised equity capital, beginning balance	€ 400,000,000	€ 400,000,000
Authorised equity capital, ending balance	€ 400,000,000	€ 400,000,000	€ 400,000,000
Number of shares authorised, beginning balance	1,250,000,000	1,250,000,000
Number of shares authorised, ending balance	1,250,000,000	1,250,000,000	1,250,000,000
Allotted, called-up and fully paid, beginning balance	€ 271,000,000	€ 269,000,000
Performance Share Plan Awards	1,000,000	1,000,000
Issue of scrip shares in lieu of cash dividends		1,000,000
Allotted, called-up and fully paid, ending balance	€ 272,000,000	€ 271,000,000	€ 269,000,000
Shares outstanding, beginning balance	839,000,000	833,000,000
Performance Share Plan Awards	2,000,000	2,000,000
Issue of scrip shares in lieu of cash dividends	2,000,000	3,000,000
Share options and share participation schemes		1,000,000
Shares outstanding, ending balance	843,000,000	839,000,000	833,000,000
Income Shares [member]
Disclosure of classes of share capital [line items]
Authorised equity capital, beginning balance	€ 25,000,000	€ 25,000,000
Authorised equity capital, ending balance	€ 25,000,000	€ 25,000,000	€ 25,000,000
Number of shares authorised, beginning balance	1,250,000,000	1,250,000,000
Number of shares authorised, ending balance	1,250,000,000	1,250,000,000	1,250,000,000
Allotted, called-up and fully paid, beginning balance	€ 15,000,000	€ 15,000,000
Allotted, called-up and fully paid, ending balance	€ 15,000,000	€ 15,000,000	€ 15,000,000
Shares outstanding, beginning balance	839,000,000	833,000,000
Performance Share Plan Awards	2,000,000	2,000,000
Issue of scrip shares in lieu of cash dividends	2,000,000	3,000,000
Share options and share participation schemes		1,000,000
Shares outstanding, ending balance	843,000,000	839,000,000	833,000,000